Document and Entity Information	Apr. 13, 2021
Cover [Abstract]
Entity Registrant Name	Zai Lab Ltd
Amendment Flag	false
Entity Central Index Key	0001704292
Document Type	8-K
Document Period End Date	Apr. 13, 2021
Entity Incorporation State Country Code	E9
Entity File Number	001-38205
Entity Tax Identification Number	98-1144595
Entity Address, Address Line One	4560 Jinke Road
Entity Address, Address Line Two	Bldg. 1
Entity Address, Address Line Three	Fourth Floor Pudong
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201210
City Area Code	86 21
Local Phone Number	6163 2588
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	American Depositary Shares, each representing 1 Ordinary Share, par value $0.00006 per share
Trading Symbol	ZLAB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false